CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Schedule of Contingent Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
Contingent liabilities
Contingent liabilities	£ 2,364	£ 2,570
The Bank
Contingent liabilities
Contingent liabilities	2,093	2,289
Acceptances and endorsements | The Group
Contingent liabilities
Contingent liabilities	73	17
Acceptances and endorsements | The Bank
Contingent liabilities
Contingent liabilities	73	16
Other items serving as direct credit substitutes | The Group
Contingent liabilities
Contingent liabilities	221	279
Other items serving as direct credit substitutes | The Bank
Contingent liabilities
Contingent liabilities	203	259
Performance bonds, including letters of credit, and other transaction-related contingencies | The Group
Contingent liabilities
Contingent liabilities	2,070	2,274
Performance bonds, including letters of credit, and other transaction-related contingencies | The Bank
Contingent liabilities
Contingent liabilities	1,817	2,014
Other contingent liabilities | The Group
Contingent liabilities
Contingent liabilities	2,291	2,553
Other contingent liabilities | The Bank
Contingent liabilities
Contingent liabilities	2,020	2,273
Incurred on behalf of fellow Lloyds Banking Group undertakings | The Bank
Contingent liabilities
Contingent liabilities	£ 1	£ 1